united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-23435

           Zacks Trust

(Exact name of registrant as specified in charter)

           227 West Monroe Street Suite 4350, Chicago, IL 60606

(Address of principal executive offices) (Zip code)

           Corporation Trust Company

1209 Orange Street

Wilmington, Delaware 19808

(Name and address of agent for service)

Registrant's telephone number, including area code: 312-265-9359

Date of fiscal year end: 1/31

Date of reporting period: 1/31/23

Item 1. Reports to Stockholders.

Zacks Earnings Consistent Portfolio ETF
(ZECP)

Annual Report

January 31, 2023

1-855-813-3507

www.ZacksETFs.com

Zacks Earnings Consistent Portfolio Fund

The Zacks Earnings Consistent Portfolio returned -5.72% (NAV) during the period from 02/01/2022 to 1/31/2023 outperforming its benchmark, the Russell 3000 Index, which returned -8.24%.

Under the pressure of rising interest rate and the increasing uncertainty caused by the geopolitics and conflict, the whole stock market is facing unprecedented challenges and opportunities. We select stocks with trading history long enough to survive the cycle. They also have relatively stable earnings streams and low growth volatility. The selection strategy and factors utilized by the fund work better in the volatile market.

There’s 2.45% active total return over the last fiscal year. Out of the factor allocated attribution, 1.14% is attributed to the allocation effect and 1.87 % is attributed to the selection effect. During the holding period, Communication Services, Consumer Discretionary Financials, and Information Technology sectors outperformed. Energy, and Materials sectors underperformed. Our overweight to Health Care, and Consumer Staples sectors, and the underweight of Consumer Discretionary helped the relative performance. Our underweight to Energy sector hurt the relative performance.

Zacks Earnings Consistent Portfolio ETF
PORTFOLIO REVIEW (Unaudited)

The Portfolio’s performance figures* for the period ended January 31, 2023, as compared to its benchmark:

		Annualized Since
	One Year	Inception**
Zacks Earnings Consistent Portfolio ETF - NAV	(5.72)%	(2.84)%
Zacks Earnings Consistent Portfolio ETF - Market Price	(5.80)%	(2.93)%
Russell 3000 Index ***	(8.24)%	(6.15)%

*	The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when sold may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the sale of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.ZacksETFs.com or by calling 1-855-813-3507. The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. Market price returns are calculated using the closing price and account for distributions from the Fund. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively. Information detailing the number of days the Market Price of the Fund was greater than the Fund’s NAV and the number of days it was less than the Fund’s NAV can be obtained at www.ZacksETFs.com. The Fund’s total annual operating expenses, before fee waivers and/or expense reimbursements, is 3.93% per the January 27, 2023, prospectus. The Advisor has contractually agreed to reduce its fees and/or absorb expenses of the Fund, until at least May 31, 2024, to ensure that total annual fund operating expenses after fee waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads, taxes, brokerage fees and commissions, borrowing costs (such as interest and dividend expense on securities sold short), acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), or extraordinary expenses such as litigation) will not exceed 0.55% of the Fund’s net assets. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years (within the three years from the date the fees have been waived or reimbursed), if such recoupment can be achieved within the lesser of the foregoing expense limits or those in place at the time of recapture. This agreement may be terminated only by the Trust’s Board of Trustees on 60 days’ written notice to the Advisor.

**	Inception date is August 23, 2021.

***	The Russell 3000 Index is composed of 3000 large U.S. companies, as determined by market capitalization. This portfolio of Securities represents approximately 98% of the investable U.S. equity market. The Russell 3000 Index is comprised of stocks within the Russell 1000 and the Russell 2000 Indices. The index was developed with a base value of 140.00 as of December 31, 1986.

Comparison of the Change in Value of a $10,000 Investment

Top 10 Holdings by Asset Class	% of Net Assets
Software	9.4%
Health Care Facilities & Services	7.6%
Biotechnology & Pharmaceutical	7.3%
Technology Hardware	6.8%
Insurance	6.5%
Medical Equipment & Devices	5.7%
Technology Services	4.8%
Electric Utilities	4.7%
Internet Media & Services	4.0%
Machinery	3.6%
Other, Cash & Cash Equivalents	39.6%
100.0%

Please refer to the Schedule of Investments in this report for a detailed listing of the Fund’s holdings.

ZACKS EARNINGS CONSISTENT PORTFOLIO ETF
SCHEDULE OF INVESTMENTS
January 31, 2023

Shares		Fair Value
	COMMON STOCKS — 98.3%
	AEROSPACE & DEFENSE - 0.8%
1,888	Raytheon Technologies Corporation	$188,517

	APPAREL & TEXTILE PRODUCTS - 1.3%
2,336	NIKE, Inc., Class B	297,443

	ASSET MANAGEMENT - 2.7%
1,187	Ameriprise Financial, Inc.	415,593
267	BlackRock, Inc.	202,709
		618,302
	BANKING - 2.3%
3,751	JPMorgan Chase & Company	524,990

	BEVERAGES - 2.4%
3,186	PepsiCo, Inc.	544,870

	BIOTECHNOLOGY & PHARMACEUTICAL- 7.3%
1,399	Amgen, Inc.	353,108
4,004	Bristol-Myers Squibb Company	290,891
953	Eli Lilly and Company	327,975
2,772	Johnson & Johnson	453,000
5,382	Pfizer, Inc.	237,669
		1,662,643
	COMMERCIAL SUPPORT SERVICES - 2.9%
763	Cintas Corporation	338,574
2,632	Republic Services, Inc.	328,526
		667,100
	DIVERSIFIED INDUSTRIALS - 1.8%
1,918	Honeywell International, Inc.	399,865

	ELECTRIC UTILITIES - 4.7%
5,709	American Electric Power Company, Inc.	536,418
3,443	NextEra Energy, Inc.	256,951
3,856	Southern Company (The)	260,974
		1,054,343

See accompanying notes which are an integral part of these financial statements

ZACKS EARNINGS CONSISTENT PORTFOLIO ETF
SCHEDULE OF INVESTMENTS (Continued)
January 31, 2023

Shares		Fair Value
	COMMON STOCKS — 98.3% (Continued)
	ELECTRICAL EQUIPMENT - 0.8%
612	Rockwell Automation, Inc.	$172,602

	FOOD - 2.2%
2,254	Hershey Company (The)	506,248

	HEALTH CARE FACILITIES & SERVICES - 7.6%
4,565	CVS Health Corporation	402,724
1,074	Laboratory Corp of America Holdings	270,777
808	Molina Healthcare, Inc.(a)	251,959
1,585	UnitedHealth Group, Inc.	791,216
		1,716,676
	HOUSEHOLD PRODUCTS - 3.2%
5,104	Procter & Gamble Company (The)	726,707

	INDUSTRIAL REIT - 0.5%
935	Prologis, Inc.	120,877

	INFRASTRUCTURE REIT - 1.0%
1,560	Crown Castle, Inc.	231,052

	INSURANCE - 6.5%
5,106	Hartford Financial Services Group, Inc. (The)	396,277
2,871	Marsh & McLennan Companies, Inc.	502,166
5,525	MetLife, Inc.	403,435
2,283	W R Berkley Corporation	160,130
		1,462,008
	INTERNET MEDIA & SERVICES - 4.0%
6,035	Alphabet, Inc., Class A(a)	596,499
859	Netflix, Inc.(a)	303,966
		900,465
	LEISURE FACILITIES & SERVICES - 1.9%
797	Marriott International, Inc., Class A	138,821
1,049	McDonald’s Corporation	280,503
		419,324

See accompanying notes which are an integral part of these financial statements

ZACKS EARNINGS CONSISTENT PORTFOLIO ETF
SCHEDULE OF INVESTMENTS (Continued)
January 31, 2023

Shares		Fair Value
	COMMON STOCKS — 98.3% (Continued)
	MACHINERY - 3.6%
2,140	Caterpillar, Inc.	$539,901
651	Deere & Company	275,269
		815,170
	MEDICAL EQUIPMENT & DEVICES - 5.7%
1,012	Abbott Laboratories	111,877
1,071	Agilent Technologies, Inc.	162,878
1,650	Danaher Corporation	436,226
958	Stryker Corporation	243,150
576	Thermo Fisher Scientific, Inc.	328,510
		1,282,641
	OIL & GAS SERVICES & EQUIPMENT - 0.6%
2,478	Schlumberger Ltd	141,196

	RESIDENTIAL REIT - 1.3%
1,683	Mid-America Apartment Communities, Inc.	280,589

	RETAIL - CONSUMER STAPLES - 2.0%
3,173	Walmart, Inc.	456,500

	RETAIL - DISCRETIONARY - 2.8%
1,979	Home Depot, Inc. (The)	641,532

	SEMICONDUCTORS - 2.4%
1,854	QUALCOMM, Inc.	246,971
1,683	Texas Instruments, Inc.	298,245
		545,216
	SOFTWARE - 9.4%
563	ANSYS, Inc.(a)	149,961
602	Intuit, Inc.	254,447
4,446	Microsoft Corporation	1,101,762
1,654	Oracle Corporation	146,313
1,402	Synopsys, Inc.(a)	495,958
		2,148,441

See accompanying notes which are an integral part of these financial statements

ZACKS EARNINGS CONSISTENT PORTFOLIO ETF
SCHEDULE OF INVESTMENTS (Continued)
January 31, 2023

Shares		Fair Value
	COMMON STOCKS — 98.3% (Continued)
	SPECIALTY FINANCE - 2.2%
2,874	American Express Company	$502,749

	TECHNOLOGY HARDWARE - 6.8%
9,031	Apple, Inc.	1,303,083
4,671	Cisco Systems, Inc.	227,338
		1,530,421
	TECHNOLOGY SERVICES - 4.8%
1,496	Accenture plc, Class A	417,459
764	Automatic Data Processing, Inc.	172,519
1,875	Fiserv, Inc.(a)	200,025
908	Moody’s Corporation	293,057
		1,083,060
	TELECOMMUNICATIONS - 1.1%
6,032	Verizon Communications, Inc.	250,750

	TRANSPORTATION EQUIPMENT - 0.5%
1,008	PACCAR, Inc.	110,184

	WHOLESALE - CONSUMER STAPLES - 1.2%
3,362	Sysco Corporation	260,421

	TOTAL COMMON STOCKS (Cost $22,695,163)	22,262,902

	TOTAL INVESTMENTS - 98.3% (Cost $22,695,163)	$22,262,902
	OTHER ASSETS IN EXCESS OF LIABILITIES- 1.7%	377,398
	NET ASSETS - 100.0%	$22,640,300

Ltd.	- Limited Company

plc	- Public Limited Company

REIT	- Real Estate Investment Trust

(a)	Non-income producing security.

See accompanying notes which are an integral part of these financial statements

ZACKS EARNINGS CONSISTENT PORTFOLIO ETF
STATEMENT OF ASSETS AND LIABILITIES
January 31, 2023

ASSETS
Investment in securities at value (identified cost $22,695,163)	$22,262,902
Cash	362,095
Receivable for fund shares sold	1,173,360
Dividends receivable	23,927
Receivable due from Advisor	16,374
TOTAL ASSETS	23,838,658

LIABILITIES
Payable for securities purchased	1,161,973
Payable to related parties	60
Payable for transfer agent fees	1,807
Accrued expenses and other liabilities	34,518
TOTAL LIABILITIES	1,198,358
NET ASSETS	$22,640,300

Net Assets Consist Of:
Paid in capital	$23,499,781
Accumulated losses	(859,481)
NET ASSETS	$22,640,300

Net Asset Value Per Share:
Net Assets	$22,640,300
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	954,000
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$23.73

See accompanying notes which are an integral part of these financial statements.

ZACKS EARNINGS CONSISTENT PORTFOLIO ETF
STATEMENT OF OPERATIONS
For the Year Ended January 31, 2023

INVESTMENT INCOME
Dividends	$243,341
TOTAL INVESTMENT INCOME	243,341

EXPENSES
Investment advisory fees	62,822
Administrative services fees	37,778
Compliance officer fees	37,130
Legal fees	35,216
Custodian fees	26,286
Audit fees	15,292
Printing and postage expenses	13,529
Offering cost expense	12,045
Trustees fees and expenses	10,153
Transfer agent fees	7,734
Insurance expense	7,501
Other expenses	10,029
TOTAL EXPENSES	275,515
Fees Waived/Expenses Reimbursed by the Advisor	(196,824)
NET EXPENSES	78,691

NET INVESTMENT INCOME	164,650

REALIZED AND UNREALIZED LOSS ON INVESTMENTS

Net realized gain (loss) from:
Investments	(420,060)
Investments delivered in-kind	10,993
(409,067)

Net change in unrealized depreciation on investments	(368,516)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(777,583)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(612,933)

See accompanying notes which are an integral part of these financial statements.

ZACKS EARNINGS CONSISTENT PORTFOLIO ETF
STATEMENTS OF CHANGES IN NET ASSETS

	For The	For The
	Year Ended	Period Ended
	January 31, 2023	January 31, 2022 *

FROM OPERATIONS
Net investment income	$164,650	$17,591
Net realized loss from security transactions	(409,067)	(12,986)
Net change in unrealized depreciation of investments	(368,516)	(63,745)
Net decrease in net assets resulting from operations	(612,933)	(59,140)

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid	(164,525)	(11,822)
Net decrease in net assets resulting from distributions to shareholders	(164,525)	(11,822)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:	12,420,784	11,601,980
Payments for shares redeemed:	(541,644)	—
Transaction fees (Note 7)	7,600	—
Net increase in net assets resulting from shares of beneficial interest	11,886,740	11,601,980

TOTAL INCREASE IN NET ASSETS	11,109,282	11,531,018

NET ASSETS
Beginning of Period	11,531,018	—
End of Period	$22,640,300	$11,531,018

SHARE ACTIVITY
Shares sold	525,000	454,000
Shares redeemed	(25,000)	—
Net increase in shares of beneficial interest outstanding	500,000	454,000

*	Commencement of Operations was August 23, 2021.

See accompanying notes which are an integral part of these financial statements.

ZACKS EARNINGS CONSISTENT PORTFOLIO ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	For The	For The
	Year Ended	Period Ended
	January 31, 2023	January 31, 2022 *
Net asset value, beginning of period	$25.40	$25.00
Activity from investment operations:
Net investment income (1)	0.27	0.08
Net realized and unrealized gain (loss) on investments (4)	(1.74)	0.35
Total from investment operations	(1.47)	0.43
Less distributions from:
Net investment income	(0.21)	(0.03)
Total distributions	(0.21)	(0.03)
Capital Share Transaction fees (Note 7)	0.01	0.00
Net asset value, end of period	$23.73	$25.40
Market price, end of period (unaudited)	$23.71	$25.40
Total return (2)	(5.72)%	1.71	% (6)
Net assets, at end of period (000s)	$22,640	$11,531
Ratio of gross expenses to average net assets	1.93%	3.93	% (5)
Ratio of net expenses to average net assets	0.55%	0.55	% (5)
Ratio of net investment income to average net assets	1.15%	0.71	% (5)
Portfolio Turnover Rate (3)	14%	6	% (6)

*	Commencement of Operations was August 23, 2021.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.

(3)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units. (Note 3)

(4)	As required by SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights tables that captures all other changes affecting net asset value per share. This per share gain amount may not correlate to the aggregate of the net realized and unrealized loss in the Statement of Operations, primarily due to the timing of sales and repurchases of the Fund’s shares in relation to fluctuating market values of the Fund’s portfolio.

(5)	Annualized for periods less than one full year.

(6)	Not annualized.

See accompanying notes which are an integral part of these financial statements.

ZACKS EARNINGS CONSISTENT PORTFOLIO ETF
NOTES TO FINANCIAL STATEMENTS
January 31, 2023

1.	ORGANIZATION

Zacks Earnings Consistent Portfolio ETF (the “Fund”) is a diversified series of shares of beneficial interest in the Zacks Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on November 14, 2018, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund seeks to provide long -term total returns and minimize capital loss. The Fund commenced operations on August 23, 2021.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies.”

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board of Trustees (the “Board”). The Board has delegated execution of these procedures to the Advisor as its valuation designee (the “Valuation Designee”). The Board may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee.

ZACKS EARNINGS CONSISTENT PORTFOLIO ETF
NOTES TO FINANCIAL STATEMENTS (Continued)
January 31, 2023

Fair Valuation Process – The applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine, the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure fair value of all of their investments on a recurring basis. GAAP establishes the hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

ZACKS EARNINGS CONSISTENT PORTFOLIO ETF
NOTES TO FINANCIAL STATEMENTS (Continued)
January 31, 2023

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of January 31, 2023, for the Fund’s assets and liabilities measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$22,262,902	$—	$—	$22,262,902
Total	$22,262,902	$—	$—	$22,262,902

The Fund did not hold any Level 3 securities during the period.

*	Please refer to the Schedule of Investments for industry classifications.

In accordance with the Fund’s investment objectives, the Fund may have increased or decreased exposure to one or more of the following risk factors defined below:

Equity Securities Risk – Equity securities are subject to changes in value, and their values may be more volatile than those of other asset classes. These changes in value may result from factors affecting individual issuers, industries or the stock market as a whole. In addition, equity markets tend to be cyclical which may cause stock prices to fall over short or extended periods of time.

Large-Cap Securities Risk – Stocks of large companies as a group can fall out of favor with the market, causing the Fund to underperform investments that have a greater focus on mid-cap or small-cap stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies.

ZACKS EARNINGS CONSISTENT PORTFOLIO ETF
NOTES TO FINANCIAL STATEMENTS (Continued)
January 31, 2023

Small and Medium Cap Securities Risk – The earnings and prospects of small and medium sized companies are more volatile than larger companies and may experience higher failure rates than larger companies. Small and medium sized companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures and may have limited markets, product lines, or financial resources and lack management experience.

Quantitative Model Risk – Investments selected using quantitative methods may perform differently from the market as a whole. There can be no assurance that these methodologies will enable the Fund to achieve its objective.

Management Risk – The Fund is subject to management risk because it is an actively managed portfolio. The Advisor’s judgments about the attractiveness, value, and stability of particular stocks in which the Fund invests may prove to be incorrect, and there is no guarantee that the Advisor’s judgment will produce the desired results.

Market Risk – Market risk refers to the possibility that the value of securities held by the Fund may decline due to daily fluctuations in the market. Market prices for securities change daily as a result of many factors, including developments affecting the condition of both individual companies and the market in general. The price of a security may even be affected by factors unrelated to the value or condition of its issuer, including changes in interest rates, economic and political conditions, and general market conditions. The Fund’s performance per share will change daily in response to such factors.

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid annually. Distributable net realized capital gains, if any, are declared and distributed annually in December. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on ex-dividend date.

Federal Income Taxes – The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for Federal income tax is

ZACKS EARNINGS CONSISTENT PORTFOLIO ETF
NOTES TO FINANCIAL STATEMENTS (Continued)
January 31, 2023

required. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Interest and penalties related to income taxes would be recorded as tax expense in the Statement of Operations. During the year ended January 31, 2023, the Fund did not incur any interest or penalties. Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for the open tax year ended January 31, 2022, or expected to be taken in the Fund’s January 31, 2023 year-end tax returns. The Fund has identified its major tax jurisdictions as U.S. Federal and Ohio, however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Organizational and Offering Costs – Organizational costs include legal fees pertaining to the organization of the Trust, costs of forming the Fund, drafting of bylaws, administration, custody and transfer agency agreements, and audit fees for the initial seed audit. Organizational costs of the Fund are charged to expense as incurred. Offering costs include legal fees pertaining to the preparation, review and filing of the Fund’s initial registration statement with the SEC, and printing, mailing or other distribution charges related to the Fund’s Prospectus and SAI. Offering costs incurred by the Fund were treated as deferred charges until the commencement of operations on August 23, 2021, and thereafter are amortized into expense over a 12 month period using the straight line method. For the year ended January 31, 2023 $12,045 in deferred offering costs were expensed. The Fund has fully amortized the Offering Costs as of January 31, 2023.

Organizational and offering costs are subject to recoupment by the Advisor in accordance with the expense limitation agreement discussed in Note 4.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

3.	INVESTMENT TRANSACTIONS

For the year ended January 31, 2023, cost of purchases and proceeds from sales of portfolio securities (excluding in-kind transactions and short-term investments), amounted to $2,054,856 and $2,104,621 respectively. For the year ended January 31, 2023, cost of purchases and proceeds from sales of portfolio securities for in-kind transactions, amounted to $12,224,581 and $527,390 respectively.

ZACKS EARNINGS CONSISTENT PORTFOLIO ETF
NOTES TO FINANCIAL STATEMENTS (Continued)
January 31, 2023

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Zacks Investment Management, Inc., (“Advisor”) serves as investment advisor to the Fund. Pursuant to an Advisory Agreement with the Trust, under the oversight of the Board, the Advisor manages the investment and reinvestment of the Fund’s assets. As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a management fee, computed and accrued daily and paid monthly, at an annual rate of 0.44% of average daily net assets. For the year ended January 31, 2023, the Fund incurred $62,822 in advisory fees.

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed, at least until May 31, 2024, to waive a portion of its advisory fee and has agreed to reimburse the Fund for other expenses to the extent necessary so that the total expenses incurred by the Fund (exclusive of any front-end or contingent deferred loads, taxes, brokerage fees and commissions, borrowing costs (such as interest and dividend expense on securities sold short), acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), or extraordinary expenses such as litigation) do not exceed 0.55%. For the year ended January 31, 2023, the Advisor waived fees/reimbursed expenses of $196,824. As of January 31, 2023 the Advisor owed the Fund $16,374, as reflected on the Statement of Assets and Liabilities.

If the Advisor waives any fee or reimburses any expenses pursuant to the Waiver Agreement, and any Fund operating expenses are subsequently lower than their respective expense limitation, the Advisor shall be entitled to reimbursement by the Fund provided that such reimbursement does not cause the Fund’s operating expenses to exceed the expense limitation. The Advisor is permitted to receive reimbursement from the Fund for fees it waived and Fund expenses it paid, subject to the limitation that: (1) the reimbursement for fees and expenses will be made only if payable within three years from the date the fees and expenses were initially waived or reimbursed; and (2) the reimbursement may not be made if it would cause the expense limitation in effect at the time of the waiver or currently in effect, whichever is lower, to be exceeded. The Fund must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursement of management fees and/or expenses. This Operating Expense Limitation Agreement can be terminated only by, or with the consent, of the Board.

As of January 31, 2023, the Advisor has $336,357 of waived fees within 3 years of reimbursement that may be recovered by the following dates:

June 28, 2024	January 31, 2025	January 31, 2026	Total
$55,949	$83,584	$196,824	$336,357

ZACKS EARNINGS CONSISTENT PORTFOLIO ETF
NOTES TO FINANCIAL STATEMENTS (Continued)
January 31, 2023

Foreside Financial Services, LLC, (the “Distributor”), is the distributor for the shares of the Fund. The Distributor has entered into a Distribution Agreement with the Trust pursuant to which it distributes Fund shares for the Fund.

The Fund is authorized to pay distribution fees to the distributor and other firms that provide distribution and shareholder services (“Service Providers”). If a Service Provider provides these services, the Fund may pay fees at an annual rate not to exceed 0.25% of average daily net assets. No distribution or service fees are currently paid by the Fund, and will not be paid by the Fund unless authorized by the Board. There are no current plans to impose these fees.

Ultimus Fund Solutions, LLC (“UFS”) – UFS provides administration and fund accounting services to the Trust. Pursuant to separate servicing agreements with UFS, the Fund pays UFS customary fees for providing administration and fund accounting services to the Fund. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Trust for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of UFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of UFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad- hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund.

5.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

	Gross Unrealized	Gross Unrealized	Net Unrealized
Tax Cost	Appreciation	Depreciation	Depreciation
$22,693,340	$706,916	$(1,137,354)	$(430,438)

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions paid for the year ended January 31, 2023, was as follows:

	Fiscal Year Ended	Fiscal Period Ended
	January 31, 2023	January 31, 2022
Ordinary Income	$164,525	$11,822
Long-Term Capital Gain	—	—
	$164,525	$11,822

ZACKS EARNINGS CONSISTENT PORTFOLIO ETF
NOTES TO FINANCIAL STATEMENTS (Continued)
January 31, 2023

As of January 31, 2023, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
$3,050	$—	$—	$(432,093)	$—	$(430,438)	$(859,481)

The difference between book basis and tax basis and unrealized depreciation from investments is primarily attributable to the tax deferral of losses on wash sales and adjustments for real estate investment trusts.

At January 31, 2023, the Fund had a capital loss carryforward for federal income tax purposes available to offset future capital gains as follows:

Non-Expiring	Non-Expiring
Short-Term	Long-Term	Total	CLCF Utilized
$382,487	$49,606	$432,093	$—

Permanent book and tax differences, primarily attributable to the basis treatment of realized gain (loss) on in-kind redemptions for the year ended January 31, 2023, are as follows:

Paid
In	Accumulated
Capital	Deficit
$11,061	$(11,061)

7.	CAPITAL SHARE TRANSACTIONS

Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units.” Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 25,000 shares. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Fund. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the distributor. Such transactions are generally permitted on an in -kind basis, with a balancing cash component to equate the transaction to the NAV per share of the Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. In addition, the Fund may impose transaction fees on purchases and redemptions of Fund shares to cover the custodial and other costs incurred by the Fund in effecting trades A fixed fee payable to the Custodian is imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu (as defined below) are required to pay an additional variable charge to

ZACKS EARNINGS CONSISTENT PORTFOLIO ETF
NOTES TO FINANCIAL STATEMENTS (Continued)
January 31, 2023

compensate the Fund and its ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and together with the Fixed Fee, the “Transaction Fees”). With the approval of the Board, the Advisor may waive or adjust the Transaction Fees, including the Fixed Fee and/or Variable Charge (shown in the table below), from time to time. In such cases, the Authorized Participant will reimburse the Fund for, among other things, any difference between the market value at which the securities and/or financial instruments were purchased by the Fund and the cash-in-lieu amount, applicable registration fees, brokerage commissions and certain taxes. In addition, purchasers of Creation Units are responsible for the costs of transferring the Deposit Securities to the accounts of the Fund. Transactions in capital shares for the Fund are disclosed in the Statements of Changes in Net Assets.

Investors who use the services of a broker, or other such intermediary may be charged a fee for such services. The Transaction Fees for the Fund are listed in the table below:

Fee for In-Kind and	Maximum Additional Variable
Cash Purchases	Charge for Cash Purchases*
$400	0.40%

*	As a percentage of the amount invested.

8.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of

Zacks Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Zacks Trust comprising Zacks Earnings Consistent Portfolio ETF (the “Fund”) as of January 31, 2023, the related statement of operations for the year then ended, and the statements of changes in net assets, the related notes, and the financial highlights for each of the two periods in the period then ended. In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of January 31, 2023, the results of its operations for the year then ended, and the changes in net assets and financial highlights for each of the two periods in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 2023, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Fund’s auditor since 2021.

COHEN & COMPANY, LTD.

Milwaukee, Wisconsin

March 31, 2023

COHEN & COMPANY, LTD.

800.229.1099 | 866.818.4538 fax | cohencpa.com

Registered with the Public Company Accounting Oversight Board

ZACKS EARNINGS CONSISTENT PORTFOLIO ETF
EXPENSE EXAMPLES (Unaudited)
January 31, 2023

As a shareholder of the Fund, you incur ongoing costs, including management fees, transaction fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2022 through January 31, 2023.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period	During Period*
Actual	8/1/22	1/31/23	8/1/22 - 1/31/23	8/1/22 - 1/31/23
Zacks Earnings Consistent Portfolio ETF	$1,000.00	$993.20	$2.76	0.55%

	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period	During Period*
Hypothetical	8/1/22	1/31/23	8/1/22 - 1/31/23	8/1/22 - 1/31/23
Zacks Earnings Consistent Portfolio ETF	$1,000.00	$1,022.43	$2.80	0.55%
(5% return before expenses)

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the year ended January 31, 2023 (184), divided by the number of days in the fiscal year (365).

ZACKS EARNINGS CONSISTENT PORTFOLIO ETF
SUPPLEMENTAL INFORMATION (Unaudited)
January 31, 2023

The following is a list of the Trustees and executive officers of the Trust and each person’s principal occupation over the last five years. Unless otherwise noted, the address of each Trustee and Officer is 225 Pictoria Drive, Suite 450, Cincinnati, OH 45246.

Name, Year of Birth and Address	Position held with Funds or Trust	Length of Time Served	Principal Occupation During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees
David Kaufman 1963	Independent Trustee, Chairman	Since 6/2021	Partner, Thompson Coburn, LLP (law firm) (since 2013)	1	None
Stuart Kaufman 1968	Independent Trustee	Since 6/2021	Senior Managing Director, B Riley Advisory Services (since 2022); Managing Director, Portage Point, LLC (consulting company) (2018-2022); Managing Director, Winter Harbor, LLC (consulting company) (2016-2018)	1	None
Interested Trustees
Mitch Zacks 1973	Trustee, President, and Principal Executive Officer	Since 6/2021	President and Chief Executive Officer (since 2019) and Portfolio Manager, Zacks Investment Management, Inc. (since 1999)	1	None
Other Officers
Donald Ralph 1950	Treasurer, Principal Accounting Officer, and Principal Financial Officer	Since 6/2021	CFO, Zacks Investment Management (since December 2010) and Controller, Zacks Investment Research (2006-2010)	n/a	n/a
Eric Kane 1981	Secretary	Since 6/2021	Vice President and Managing Counsel, Gemini Fund Services, LLC (since 2020); Vice President and Counsel, Gemini Fund Services, LLC (2017-2020), Assistant Vice President, Gemini Fund Services, LLC (2014-2017), Staff Attorney, Gemini Fund Services, LLC (2013-2014), Law Clerk, Gemini Fund Services, LLC (2009-2013), Legal Intern, NASDAQ OMX (2011), Hedge Fund Administrator, Gemini Fund Services, LLC (2008), Mutual Fund Accountant/Corporate Action Specialist, Gemini Fund Services, LLC (2006-2008).	n/a	n/a
Chad Bitterman 1972	Chief Compliance Officer	Since 6/2021	Compliance Officer, Northern Lights Compliance Services, LLC (since 2010).	n/a	n/a

The Fund’s Statement of Additional Information includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-855-813-3507.

ZACKS EARNINGS CONSISTENT PORTFOLIO ETF
SUPPLEMENTAL INFORMATION (Unaudited)
January 31, 2023

LIQUIDITY RISK MANAGEMENT PROGRAM

The Fund has adopted and implemented a written liquidity risk management program as required by Rule 22e-4 (the “Liquidity Rule”) under the 1940 Act. The program is reasonably designed to assess and manage the Fund’s liquidity risk, taking into consideration, among other factors, the Fund’s investment strategies and the liquidity of their portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and their cash holdings and access to other funding sources.

During the year ended January 31, 2023, the Trust’s Liquidity Risk Management Program Committee (the “Committee”) reviewed the Fund’s investments and determined that the Fund held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. Accordingly, the Committee concluded that (i) the Fund’s liquidity risk management program is reasonably designed to prevent violations of the Liquidity Rule and (ii) the Fund’s liquidity risk management program has been effectively implemented.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve-month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-855-813-3507 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available at the SEC’s website at www.sec.gov. The information on Form N-PORT is available without charge, upon request, by calling 1-855-813-3507.

INVESTMENT ADVISOR
Zacks Investment Management, Inc.
227 W. Monroe, Suite 4350
Chicago, IL 60606

ADMINISTRATOR
Ultimus Fund Solutions, LLC
4221 North 203rd Street Suite 100
Elkhorn, Nebraska 68022

ZACKSETF-A23

Item 2. Code of Ethics.

(a)       As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)        For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2)	Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)        Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)        Accountability for adherence to the code.

(c)        Amendments: During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)        Waivers: During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e) The Code of Ethics is not posted on Registrant’ website.

(f) A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a)(1)ii The Registrant’s board of trustees has determined that Stuart Kaufman is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Kaufman is independent for purposes of this Item.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees

2023 - $ 14,000

(b)	Audit-Related Fees

2023 – None

(c)	Tax Fees

2023 - $ 3,000

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees

2023 – None

(e)	(1) Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant. The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant. Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)	Percentages of Services Approved by the Audit Committee

2023

Audit-Related Fees:       0.00%

Tax Fees:                      0.00%

All Other Fees:             0.00%

(f)	During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)	The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

                         2023 - $3,000

(h)        The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. See Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. - Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1) Code of Ethics herewith.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Zacks Trust

By (Signature and Title)

      /s/ Mitch Zacks

Mitch Zacks, Principal Executive Officer/President

Date 4/10/23

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

      /s/ Mitch Zacks

Mitch Zacks, Principal Executive Officer/President

Date 4/10/23

By (Signature and Title)

      /s/ Donald Ralph

Sam Singh, Principal Financial Officer/Treasurer

Date 4/10/23